Derivative Financial Instruments	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Derivative Financial Instruments
12.	DERIVATIVE FINANCIAL INSTRUMENTS

( a)	Gold collars and forward contracts
The Company assumed gold collar and forward contracts as part of the Leagold Acquisition (note 5). The gold collars have put and call strike prices of $1,325 and $1,430 per ounce, respectively, for 3,750 ounces per month from acquisition to September 2022 for a total of 116,250 ounces. The forward contracts cover 4,583 ounces per month from acquisition to September 2022 for a total of 142,083 ounces, at an average fixed gold price of $1,350 per ounce. As of December 31, 2020, the Company had 78,764 ounces and 96,234 ounces remaining to be delivered under its gold collars and forward contracts, respectively.
The gold collars and forward contracts have not been designated as hedges and are recorded at fair value at the end of each reporting period with changes in fair value recognized in other expense.
The fair value of gold collars and forward contracts at December 31, 2020 was a liability of $91.4 million (2019
-
 $nil), of which $51.8 million was recorded as current derivative liabilities. For the years ended December 31, 2020 and 2019, the Company recognized the following within other expense (note 21):

	2020	2019
Realized loss on settlement of gold contracts	$35,223	$-
Unrealized loss on revaluation of gold contracts outstanding	12,868	-
	$48,091	$-

(b)	Foreign exchange contracts
Certain of the Company’s expenditures at its Brazilian and Mexican operations are denominated in the Brazilian Réal (“BRL”) and the Mexican Peso (“MXP”), respectively. The Company has implemented a foreign currency exchange risk management program to reduce its exposure to fluctuations in the value of the BRL and MXP relative to the US dollar.
As at December 31, 2020, the Company had in place USD:BRL and USD:MXP put and call options with the following notional amounts, weighted average rates and maturity dates:

	USD notional amount		Call options’ weighted	Put options’ weighted
Currency	Within 1 year	1-2 years	average strike price	average strike price
BRL	$ 164,780	$ 14,501	4.51	5.17
MXP	24,000	2,000	21.75	25.99
The foreign exchange contracts have not been designated as hedges and are recorded at fair value at the end of each reporting period with changes in fair value recognized in other expense. The Company entered into these contracts at no premium and therefore incurred no investment costs at inception.
The fair value of foreign exchange contracts at December 31, 2020 was a liability of $12.5 million (2019 – $1.6 million asset), of which $12.2 million was recorded as current derivative liabilities. For the year ended December 31, 2020, the Company recognized the following within other expense (note 21):

	2020	2019
Realized loss on settlement of foreign exchange contracts	$584	$1,197
Unrealized loss (gain) on revaluation of foreign exchange contracts	14,147	(1,640)
	14,731	(443)

(c)	Warrant liability
The functional currency of the Company is the US dollar. The share purchase warrants were not issued for goods or services rendered. As the exercise price of the Company’s share purchase warrants is fixed in Canadian dollars, these warrants are considered a derivative as a variable amount of cash in the Company’s functional currency will be received on exercise. Accordingly, these warrants are classified and accounted for as a derivative liability at fair value through net income or loss.

The fair value of the warrants is determined using the Black Scholes option pricing model at the period-end
date or the market price on the TSX for warrants that are trading.

Balance – December 31, 2018	$18,861
Warrants exercised	(868)
Change in fair value	38,153

Balance – December 31, 2019	56,146
Issued in Leagold Acquisition	8,543
Warrants exercised	(43,885)
Change in fair value (note 21)	29,862

Balance – December 31, 2020	$50,666
The fair value of
non-traded
w
a
rrants was calculated with the following weighted average assumptions:

	December 31, 2020	December 31, 2019
Risk-free rate	0.2%	1.7%
Warrant expected life	1.0 years	1.2 years
Expected volatility	47.1%	45.1%
Expected dividend	0.0%	0.0%
Share price (C$)	$14.02	$10.16
The fair value of traded warrants was based on the market price of C$0.58 per warrant on December 31, 2020 (December 31, 2019 – C$0.42).